UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Large Cap Value Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                  Shares                         Value ($)
                                                                              --------------------------------------------
Common Stocks 93.4%
Consumer Discretionary 6.7%
Automobiles 0.2%
General Motors Corp.                                                                  20,000                      826,200

Hotels Restaurants & Leisure 1.0%
McDonald's Corp.                                                                     128,200                    3,463,964

Multiline Retail 1.9%
Family Dollar Stores, Inc.                                                           191,200                    5,057,240
Federated Department Stores, Inc.                                                     34,300                    1,488,620
                                                                                                             ------------
                                                                                                                6,545,860

Specialty Retail 3.6%
Limited Brands(c)                                                                    403,700                    8,106,296
Sherwin-Williams Co.(c)                                                              103,500                    4,274,550
                                                                                                             ------------
                                                                                                               12,380,846

Consumer Staples 6.4%
Food Products 4.5%
ConAgra Foods, Inc.                                                                  189,400                    4,962,280
General Mills, Inc.                                                                  110,100                    5,202,225
Sara Lee Corp.                                                                       245,100                    5,424,063
                                                                                                             ------------
                                                                                                               15,588,568

Household Products 1.9%
Colgate-Palmolive Co.                                                                 60,700                    3,277,800
Kimberly-Clark Corp.                                                                  50,900                    3,395,030
                                                                                                             ------------
                                                                                                                6,672,830

Energy 6.7%
Oil & Gas 6.7%
BP PLC (ADR)                                                                          64,814                    3,480,512
ChevronTexaco Corp.                                                                   36,400                    3,549,000
ConocoPhillips                                                                        45,900                    3,416,337
ExxonMobil Corp.                                                                     194,500                    8,966,450
Kerr-McGee Corp.                                                                      16,000                      844,480
Royal Dutch Petroleum Co. (NY shares)                                                 64,400                    3,264,436
                                                                                                             ------------
                                                                                                               23,521,215

Financials 29.7%
Banks 18.5%
AmSouth Bancorp.                                                                     200,100                    5,212,605
Bank of America Corp.                                                                217,368                    9,777,213
BB&T Corp.                                                                           142,900                    5,714,571
JPMorgan Chase & Co.                                                                 265,200                   10,496,616
National City Corp.                                                                  148,600                    5,615,594
PNC Financial Services Group                                                         163,000                    8,748,210
SunTrust Banks, Inc.(c)                                                               57,400                    3,908,940
US Bancorp.                                                                          263,900                    7,785,050
Wachovia Corp.                                                                       153,400                    7,195,994
                                                                                                             ------------
                                                                                                               64,454,793

Capital Markets 4.7%
Bear Stearns Companies, Inc.                                                          72,500                    6,374,200
Merrill Lynch & Co., Inc.                                                            121,800                    6,220,326
Morgan Stanley                                                                        75,600                    3,835,188
                                                                                                             ------------
                                                                                                               16,429,714

Diversified Financial Services 4.9%
Citigroup, Inc.                                                                      210,900                    9,823,722
Fannie Mae                                                                            53,500                    3,983,075
Freddie Mac                                                                           51,600                    3,463,392
                                                                                                             ------------
                                                                                                               17,270,189

Insurance 1.6%
Allstate Corp.                                                                        44,500                    2,100,845
American International Group, Inc.                                                    48,300                    3,440,892
                                                                                                             ------------
                                                                                                                5,541,737

Health Care 14.0%
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.                                                           247,100                    7,546,434
Waters Corp.*                                                                         78,400                    3,395,504
                                                                                                             ------------
                                                                                                               10,941,938

Pharmaceuticals 10.9%
Abbott Laboratories                                                                  138,300                    5,765,727
Bristol-Myers Squibb Co.                                                             320,600                    7,607,838
Johnson & Johnson                                                                    138,600                    8,052,660
Merck & Co., Inc.                                                                    126,400                    5,684,208
Pfizer, Inc.                                                                         166,400                    5,436,288
Wyeth                                                                                144,500                    5,284,365
                                                                                                             ------------
                                                                                                               37,831,086

Industrials 8.8%
Aerospace & Defense 1.9%
Honeywell International, Inc.                                                        184,100                    6,623,918

Commercial Services & Supplies 1.8%
Avery Dennison Corp.                                                                  64,800                    4,027,320
Pitney Bowes, Inc.                                                                    47,500                    2,069,100
                                                                                                             ------------
                                                                                                                6,096,420

Electrical Equipment 0.9%
Emerson Electric Co.                                                                  53,000                    3,299,250

Industrial Conglomerates 4.2%
General Electric Co.                                                                 284,600                    9,332,034
Textron, Inc.                                                                         84,800                    5,383,952
                                                                                                             ------------
                                                                                                               14,715,986

Information Technology 13.4%
Communications Equipment 1.6%
Nokia Oyj (ADR)                                                                      473,000                    5,619,240

Computers & Peripherals 3.4%
Hewlett-Packard Co.                                                                  241,763                    4,325,140
International Business Machines Corp.                                                 91,100                    7,715,259
                                                                                                             ------------
                                                                                                               12,040,399

IT Consulting & Services 2.2%
Automatic Data Processing, Inc.                                                      191,600                    7,619,932

Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.*                                                             290,700                    4,619,223
Intel Corp.                                                                          341,400                    7,268,406
Texas Instruments, Inc.                                                              241,400                    4,716,956
                                                                                                             ------------
                                                                                                               16,604,585

Software 1.4%
Microsoft Corp.                                                                      175,600                    4,793,880

Materials 5.9%
Chemicals 2.3%
Air Products & Chemicals, Inc.                                                       111,400                    5,835,132
Dow Chemical Co.                                                                      49,200                    2,106,252
                                                                                                             ------------
                                                                                                                7,941,384

Containers & Packaging 1.9%
Sonoco Products Co.                                                                  253,000                    6,555,230

Metals & Mining 1.7%
Alcoa, Inc.                                                                          190,100                    6,155,438

Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
SBC Communications, Inc.                                                             178,200                    4,595,778

Utilities 0.5%
Electric Utilities 0.5%
Southern Co.                                                                          51,600                    1,566,060


Total Common Stocks (Cost $297,822,704)                                                                       325,696,440

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 1.55% (b) (d)
(Cost $4,237,631)                                                                  4,237,631                    4,237,631

Cash Equivalents 5.4%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $18,650,273)                                                                18,650,273                   18,650,273

                                                                                                             ------------

Total Investment Portfolio  (Cost $320,710,608)                                                               348,584,344
                                                                                                              ===========


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $4,122,358, which is 1.2% of net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Large Cap Value Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Large Cap Value Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004